UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06265

Nuveen Pennsylvania Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
	July 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 150.6% (100.0% of Total Investments)

	MUNICIPAL BONDS – 150.6% (100.0% of Total Investments)

	Consumer Staples – 0.4% (0.3% of Total Investments)
$ 2,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$ 2,387,580
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)
	Education and Civic Organizations – 24.4% (16.2% of Total Investments)
1,500	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	1,689,225
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
1,695	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/22 at 100.00	AA–	1,988,625
	Mellon University, Series 2012A, 5.000%, 3/01/24
5,020	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/23 at 100.00	AA–	5,776,062
	Mellon University, Series 2013, 5.000%, 3/01/28
	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne
	University, Series 2013A:
1,000	5.000%, 3/01/33	3/23 at 100.00	A2	1,095,210
2,865	3.500%, 3/01/34	3/23 at 100.00	A2	2,525,412
2,610	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	2,625,321
	Morris University, Series 2006A, 4.750%, 2/15/26
1,440	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	1,498,608
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
750	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series	10/16 at 100.00	N/R	747,375
	2006, 4.500%, 10/01/27 – RAAI Insured
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon
	University, Series 2007-GG3:
1,855	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	1,883,159
500	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	506,300
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 1999B:
815	0.000%, 11/01/15 – AMBAC Insured	No Opt. Call	N/R	799,588
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	N/R	779,499
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	757,094
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	N/R	732,587
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	N/R	702,334
3,060	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student	11/14 at 100.00	N/R	3,064,774
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 2004, 5.000%, 11/01/24 – AMBAC Insured
5,235	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology,	5/22 at 100.00	A	5,614,852
	Series 2012, 5.000%, 5/01/32
3,090	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	BBB	3,093,028
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
2,155	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB	2,257,923
	University, Series 2010, 5.625%, 4/01/40
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School,	8/15 at 100.00	A1	1,043,150
	Series 2005, 5.000%, 8/15/27 – NPFG Insured
835	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	N/R	849,704
	RAAI Insured
1,465	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University,	9/23 at 100.00	BBB–	1,528,420
	Series 2013A, 6.500%, 9/01/38
	Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College Revenue Bonds,
	Series 2014:
2,545	5.000%, 12/01/38	12/24 at 100.00	AA	2,884,147
2,080	5.000%, 12/01/44	12/24 at 100.00	AA	2,345,595
2,675	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	No Opt. Call	AA	3,169,608
	Higher Education, Refunding Series 2012AN, 5.000%, 6/15/21
10,750	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	AA	11,843,489
	Higher Education, Series 2008AH, 5.000%, 6/15/33
1,195	Pennsylvania Higher Educational Facilities Authority, Philadelphia University Refunding	6/23 at 100.00	BBB	1,245,608
	Revenue Bonds, Refunding Series 2013, 5.000%, 6/01/32
2,400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/21 at 100.00	A–	2,530,296
	Program-Mount Aloysius College Project, Series 2011R-1, 5.000%, 11/01/35
3,225	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	3,374,705
	2006, 4.750%, 5/01/31
6,220	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	AA–	6,673,873
	2007A, 5.000%, 5/01/37 – NPFG Insured
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/21 at 100.00	A	1,621,380
	2011A, 5.250%, 5/01/41
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College,	5/22 at 100.00	BBB	1,054,420
	Series 2012-KK1, 5.375%, 5/01/42
320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University,	11/22 at 100.00	BBB+	305,827
	Series 2012, 4.000%, 5/01/32
8,370	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	AA–	8,981,846
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/22 at 100.00	Aa3	2,141,060
	Series of 2012, 5.000%, 4/01/42
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	3/20 at 100.00	A+	2,119,140
	University, Series 2010, 5.000%, 3/01/40
760	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	9/22 at 100.00	A+	810,677
	University, Series 2012, 5.000%, 3/01/42
4,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA+	4,142,200
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the
	Sciences in Philadelphia, Series 2012:
1,030	4.000%, 11/01/39	11/22 at 100.00	A3	1,014,323
4,300	5.000%, 11/01/42	11/22 at 100.00	A3	4,569,868
1,540	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	No Opt. Call	A–	1,654,792
	Series 2013A, 5.500%, 7/15/38
1,585	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project,	11/15 at 100.00	A	1,672,017
	Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured
1,000	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in	5/15 at 100.00	A3	1,022,350
	Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – SYNCORA GTY Insured
6,500	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29 (UB)	9/15 at 100.00	AA	6,784,570
3,005	Pennsylvania State University, General Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	AA	3,382,638
10,600	Pennsylvania State University, General Revenue Bonds, Series 2007A, 4.500%, 8/15/36 (UB)	8/16 at 100.00	AA	10,997,287
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	1/15 at 100.00	N/R	600,820
	Learning Partners, Series 2005A, 5.375%, 7/01/36
1,360	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	1,474,770
	School Project, Series 2010, 6.000%, 8/01/35
4,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	6/20 at 100.00	BB–	4,587,165
	Performing Arts Charter School, Series 2013, 6.750%, 6/15/43
500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	5/16 at 100.00	BB+	503,845
	Preparatory Charter School, Series 2006, 6.250%, 5/01/33
5,000	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton	3/21 at 100.00	A1	5,547,650
	County Area Community College, Series 2011, 5.500%, 3/01/31
1,100	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A	1,161,787
	2010, 5.000%, 11/01/40
134,210	Total Education and Civic Organizations			141,776,003
	Health Care – 28.4% (18.8% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley
	General Hospital, Series 2005A:
2,300	5.000%, 4/01/25	4/15 at 100.00	Ba3	2,178,629
4,160	5.125%, 4/01/35	4/15 at 100.00	Ba3	3,720,454
	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System,
	Inc., Series 2012:
4,010	5.000%, 5/15/26	5/21 at 100.00	A+	4,392,714
1,910	5.000%, 5/15/27	5/21 at 100.00	A+	2,071,471
2,000	5.000%, 5/15/28	5/21 at 100.00	A+	2,161,580
3,300	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical	5/22 at 100.00	AA	3,365,802
	Center Project, Series 2012A, 4.500%, 11/01/41
4,000	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Refunding	12/21 at 100.00	AA–	4,444,320
	Series 2011, 5.375%, 12/01/41
4,100	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical	11/21 at 100.00	A–	4,881,501
	Center Project, Series 2011, 7.000%, 11/15/46
1,595	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,684,623
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
3,400	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	3,579,792
	System Project, Series 2012A, 5.000%, 6/01/42
1,500	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	7/23 at 100.00	BBB	1,596,465
	5.000%, 7/01/28
3,000	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Ba2	3,150,390
	Center Project, Series 2010A, 7.000%, 7/01/27
850	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	Aa3	878,756
	2007, 5.000%, 11/01/37 – CIFG Insured
6,840	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	7/20 at 100.00	A+	7,227,553
	Hospital Project, Series 2010, 5.375%, 7/01/42
500	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton	7/16 at 100.00	N/R	506,365
	County Medical Center Project, Series 2006, 5.900%, 7/01/40
1,370	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional	6/23 at 100.00	Baa3	1,514,124
	Medical Center, Series 2014A, 6.000%, 6/01/39
3,385	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster	1/22 at 100.00	AA–	4,162,061
	General Hospital Project, Tender Option Bond 4234, 13.577%, 1/01/36 (IF)
3,775	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA–	4,120,488
	General Hospital Project, Series 2007A, 5.000%, 3/15/26
	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan
	Hospital Project, Series 2002:
250	5.800%, 11/15/22	No Opt. Call	B+	250,050
9,040	5.900%, 11/15/28	No Opt. Call	B+	9,042,259
7,660	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AA	8,031,126
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
3,760	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	No Opt. Call	A+	3,659,232
	Health Network, Series 2012B, 4.000%, 7/01/43
	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,
	Series 2007:
9,850	5.000%, 11/01/30 – AGC Insured	11/17 at 100.00	AA	10,730,195
2,180	5.000%, 11/01/37 – AGC Insured	11/17 at 100.00	AA	2,360,875
4,600	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	No Opt. Call	A	4,576,172
	Series 2012, 4.000%, 11/01/32
	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health
	System Project, Series 2009A:
6,000	5.500%, 7/01/28	7/19 at 100.00	A–	6,397,860
2,700	5.750%, 7/01/39	7/19 at 100.00	A–	2,853,360
	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,
	Series 2012A:
365	4.000%, 1/01/25	1/22 at 100.00	A	376,822
3,000	5.000%, 1/01/41	1/22 at 100.00	A	3,103,140
1,660	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A	1,699,093
	Series 2007, 5.125%, 1/01/37
3,730	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	6/22 at 100.00	A	4,030,601
	Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31
1,115	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	1,232,655
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
925	Montgomery County Industrial Development Authority, Pennsylvania, Health Facilities Revenue	4/22 at 100.00	AA	986,448
	Bonds, Jefferson Health System, Series 2012A, 5.000%, 10/01/41
	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint
	Lukes Hospital Project, Series 2008A:
1,235	5.250%, 8/15/23	8/18 at 100.00	A3	1,333,677
2,000	5.500%, 8/15/35	8/18 at 100.00	A3	2,090,340
4,205	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	BBB+	4,713,132
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh	7/23 at 100.00	Aa3	4,308,280
	Medical Center Health System, Series 2013A, 5.000%, 7/01/43
3,100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/22 at 100.00	AA–	3,354,448
	Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42
2,440	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	AA	2,994,295
	Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975,
	13.567%, 7/01/19 (IF)
4,650	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BB+	4,719,425
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
640	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health	11/20 at 100.00	Aa2	680,544
	East, Series 2010A, 5.000%, 11/15/40
1,613	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley	7/20 at 100.00	BBB+	1,746,363
	Memorial Hospital, Series 2010, 5.500%, 7/01/29
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
500	5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	BBB–	505,980
1,000	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	1,009,190
700	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	704,620
1,415	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB–	1,421,962
	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community
	Hospital Project, Refunding and Improvement Series 2011:
3,130	6.875%, 8/01/31	8/21 at 100.00	BBB+	3,678,877
2,500	7.000%, 8/01/41	8/21 at 100.00	BBB+	2,927,350
3,470	Washington County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Washington	7/23 at 100.00	BBB+	3,763,215
	Hospital Project, Series 2013A, 5.000%, 7/01/28
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011:
325	6.250%, 1/01/31	1/21 at 100.00	BBB+	364,644
4,555	6.500%, 1/01/36	1/21 at 100.00	BBB+	5,111,530
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B:
1,500	5.625%, 1/01/32	1/22 at 100.00	BBB+	1,652,010
1,970	5.750%, 1/01/41	1/22 at 100.00	BBB+	2,169,384
575	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue	7/20 at 100.00	A3	605,975
	Bonds, Excela Health Project, Series 2010A, 5.125%, 7/01/30
154,353	Total Health Care			164,822,217
	Housing/Multifamily – 3.8% (2.5% of Total Investments)
160	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue	8/23 at 100.00	Baa3	163,997
	Bonds, University Student Housing, LLC Project at West Chester University Series 2013A,
	5.000%, 8/01/45
1,235	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. –	No Opt. Call	BBB–	1,261,133
	Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46
1,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	1,366,638
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student
	Housing at Indiana University, Project Series 2012A:
1,000	5.000%, 7/01/27	7/22 at 100.00	BBB+	1,083,850
750	5.000%, 7/01/32	7/22 at 100.00	BBB+	791,843
370	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University	No Opt. Call	BBB–	373,818
	Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania,
	Series 2012, 5.000%, 10/01/44
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University
	Foundation Inc. Student Housing Project, Series 2005A:
2,035	5.000%, 7/01/19 – SYNCORA GTY Insured	7/15 at 100.00	BBB	2,091,736
8,025	5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB	8,054,211
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/17 at 100.00	BBB	5,038,200
	Foundation Inc., Series 2007A, 5.000%, 7/01/39 – SYNCORA GTY Insured
1,760	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa3	1,772,355
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
21,635	Total Housing/Multifamily			21,997,781
	Housing/Single Family – 3.8% (2.5% of Total Investments)
1,455	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96B,	No Opt. Call	AA+	1,525,815
	3.950%, 4/01/16
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,375,650
	4.600%, 10/01/27 (Alternative Minimum Tax)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
5,195	3.300%, 10/01/32	No Opt. Call	AA+	4,925,016
2,265	3.650%, 10/01/37	No Opt. Call	AA+	2,214,604
2,990	3.700%, 10/01/42	No Opt. Call	AA+	2,847,377
2,455	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	2,492,414
	4.600%, 10/01/27 (Alternative Minimum Tax) (UB)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds
	Trust 3950:
4,150	12.558%, 4/01/27 (IF) (4)	4/21 at 100.00	AA+	4,866,871
600	10.673%, 4/01/33 (IF) (4)	10/22 at 100.00	AA+	609,270
1,050	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds	10/22 at 100.00	AA+	1,074,969
	Trust 4296, 14.544%, 4/01/29 (Alternative Minimum Tax) (IF) (4)
21,515	Total Housing/Single Family			21,931,986
	Industrials – 1.2% (0.8% of Total Investments)
750	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	BB–	786,323
	Steel Corporation, Series 2005, 5.500%, 11/01/16
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
	Bonds, Amtrak Project, Series 2012A:
2,495	5.000%, 11/01/23 (Alternative Minimum Tax)	11/22 at 100.00	A1	2,817,579
545	5.000%, 11/01/27 (Alternative Minimum Tax)	11/22 at 100.00	A1	595,145
2,000	5.000%, 11/01/41 (Alternative Minimum Tax)	11/22 at 100.00	A1	2,111,180
875	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	A–	889,499
	Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)
6,665	Total Industrials			7,199,726
	Long-Term Care – 6.1% (4.1% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community
	at Telford Center, Series 2007:
470	5.750%, 1/01/27	1/17 at 100.00	N/R	477,266
760	5.750%, 1/01/37	1/17 at 100.00	N/R	763,268
5,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	5,404,750
	Ministries Project, Series 2009, 6.375%, 1/01/39
6,755	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	BBB+	6,857,541
	Ministries, Series 2007, 5.000%, 1/01/36
2,030	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010,	6/17 at 100.00	BBB	2,150,684
	5.000%, 6/01/21
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes
	Project, Series 2006:
1,550	5.000%, 11/01/26	11/16 at 100.00	A	1,636,242
1,565	5.000%, 11/01/31	11/16 at 100.00	A	1,636,536
1,050	5.000%, 11/01/36	11/16 at 100.00	A	1,083,044
530	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s	4/22 at 100.00	BB+	525,522
	Retirement Community, Inc., Series 2012, 5.000%, 4/01/33
370	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	386,639
	Series 2008A, 6.375%, 7/01/30
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village
	Project, Series 2013:
1,000	5.375%, 5/01/28	5/23 at 100.00	BBB	1,055,970
1,665	5.750%, 5/01/35	5/23 at 100.00	BBB	1,779,252
1,500	Langhorne Manor Boro Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Woods	11/18 at 100.00	A–	1,423,830
	Services Project, Series 2013, 4.000%, 11/15/38
1,570	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds,	12/14 at 100.00	N/R	1,574,286
	Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26
2,115	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds,	5/22 at 100.00	A–	2,272,250
	ACTS Retirement-Life Communities, Inc., Series 2012, 5.000%, 11/15/26
930	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human	12/14 at 100.00	N/R	930,381
	Services Inc., Series 1998A, 5.250%, 6/01/28
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia
	Corporation for the Aging Project, Series 2001B:
1,420	5.250%, 7/01/23 – AMBAC Insured	1/15 at 100.00	BBB	1,424,672
1,500	5.250%, 7/01/26 – AMBAC Insured	1/15 at 100.00	BBB	1,501,305
2,875	5.250%, 7/01/31 – AMBAC Insured	1/15 at 100.00	BBB	2,876,610
34,655	Total Long-Term Care			35,760,048
	Materials – 1.9% (1.2% of Total Investments)
2,940	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	3,051,426
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
7,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/14 at 100.00	N/R	7,752,248
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
10,690	Total Materials			10,803,674
	Tax Obligation/General – 29.8% (19.8% of Total Investments)
3,930	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	AA–	4,337,069
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72:
2,780	5.250%, 12/01/32	12/23 at 100.00	AA–	3,134,867
2,000	5.250%, 12/01/33	12/23 at 100.00	AA–	2,248,560
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-74:
1,750	5.000%, 12/01/32 (WI/DD, Settling 8/05/14)	12/24 at 100.00	AA–	1,950,970
1,285	5.000%, 12/01/34 (WI/DD, Settling 8/05/14)	12/24 at 100.00	AA–	1,422,071
5,100	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012,	12/22 at 100.00	AA–	5,523,912
	5.000%, 12/01/37
	Ambridge Area School District, Beaver County, Pennsylvania, General Obligation Bonds,
	Series 2014:
975	3.625%, 11/01/31 (WI/DD, Settling 8/05/14) – AGM Insured	11/24 at 100.00	AA	962,140
515	3.750%, 11/01/32 (WI/DD, Settling 8/05/14) – AGM Insured	11/24 at 100.00	AA	511,972
6,025	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	Aa2	6,951,826
	2009, 5.000%, 8/01/29
3,000	Bristol Township School District, Bucks County, Pennsylvania, General Obligation Bonds, Series	6/23 at 100.00	A1	3,315,360
	2013, 5.250%, 6/01/43
	Centre County, Pennsylvania, General Obligation Bonds, Series 2012B:
310	4.000%, 7/01/24	7/20 at 100.00	AA	334,186
1,430	4.000%, 7/01/25	7/20 at 100.00	AA	1,529,800
915	4.000%, 7/01/26	7/20 at 100.00	AA	971,913
10,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A+	11,292,500
	Series 2002, 5.750%, 7/01/17 (UB)
7,350	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000,	No Opt. Call	N/R	3,725,421
	0.000%, 9/01/30 – AMBAC Insured
6,680	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding	10/22 at 100.00	Aa3	6,816,339
	Series 2012, 4.000%, 10/15/32
1,050	Hampton Township School District, Allegheny County, Pennsylvania, General Obligation Bonds,	No Opt. Call	AA–	1,173,701
	Refunding Series 2011A, 4.000%, 11/15/18
1,875	Heidelberg, Lebanon County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2011,	12/16 at 100.00	AA–	1,922,531
	5.125%, 12/01/46
2,000	Hempfield School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series	No Opt. Call	Aa2	2,090,320
	2011A, 4.000%, 10/15/15
260	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds,	9/17 at 100.00	Aaa	293,124
	Series 2007, 5.000%, 9/01/23
1,260	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/16 –	No Opt. Call	A3	1,353,832
	FGIC Insured
2,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2008B, 5.000%, 12/15/27 –	6/18 at 100.00	AA	2,081,740
	AGM Insured
2,115	Owen J. Roberts School District, Chester County, Pennsylvania, General Obligation Bonds,	5/16 at 100.00	Aa2	2,283,269
	Series 2006, 5.000%, 5/15/24 – AGM Insured
2,620	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	3,061,260
	Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/30 – AGM Insured
5,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,324,450
	Philadelphia, Series 2006B, 5.000%, 6/01/33 – AGM Insured (UB)
9,665	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 12.899%,	No Opt. Call	AA	12,197,809
	3/01/15 (IF)
3,925	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	AA–	4,329,982
	6/01/34 – FGIC Insured
1,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011C,	No Opt. Call	AA–	1,003,990
	5.000%, 9/01/14
1,555	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D,	No Opt. Call	AA–	1,616,562
	4.000%, 9/01/15
3,345	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	3,861,368
9,700	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement	7/15 at 100.00	AA	10,017,480
	Series 2005, 5.000%, 7/15/35 – AGM Insured
745	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/22 at 100.00	AA	859,797
	Series 2014A, 5.000%, 9/01/25 (WI/DD, Settling 8/14/14) – BAM Insured
	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding
	Bonds, Series 2002A:
3,000	5.500%, 9/01/14 – AGM Insured	No Opt. Call	AA	3,013,410
3,000	5.500%, 9/01/15 – AGM Insured	No Opt. Call	AA	3,170,100
	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B:
2,590	5.000%, 9/01/25	9/22 at 100.00	A+	2,964,281
6,790	5.000%, 9/01/26	9/22 at 100.00	A+	7,710,317
2,925	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA	3,199,833
3,705	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	2/18 at 100.00	Aa1	3,356,174
	Series 2012, 3.000%, 2/15/34
1,635	Radnor Township, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/37	11/22 at 100.00	Aa1	1,667,782
11,440	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	AA–	5,869,406
	0.000%, 1/15/32 – FGIC Insured
1,645	Richland School District, Cambria County, Pennsylvania, General Obligation Bonds, Series	11/24 at 100.00	AA	1,599,483
	2014A, 3.650%, 11/15/34 (WI/DD, Settling 9/04/14) – BAM Insured
1,070	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds,	4/16 at 100.00	Aa3	1,146,730
	Series 2006A, 5.000%, 4/01/22 – FGIC Insured
1,245	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	1,212,182
1,255	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	1,162,406
21,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	No Opt. Call	AA	24,899,490
	District, Series 2003, 5.500%, 6/01/28 – AGM Insured (UB) (4)
3,600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 –	12/15 at 100.00	AA	3,771,504
	NPFG Insured
167,060	Total Tax Obligation/General			173,243,219
	Tax Obligation/Limited – 12.5% (8.3% of Total Investments)
2,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	7/15 at 101.00	N/R	2,044,940
	Project, Series 2004, 5.600%, 7/01/23
1,475	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/22 at 100.00	Baa2	1,527,097
	Bonds, Series 2012A, 5.000%, 5/01/35
300	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2013B,	No Opt. Call	AA–	309,606
	4.000%, 6/01/15
1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/19 at 100.00	AA	1,679,880
	Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured
1,950	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	1/15 at 100.00	AA	1,959,399
	2005, 5.000%, 1/15/36 – FGIC Insured
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,670	5.250%, 1/01/36	1/22 at 100.00	A	1,784,529
655	5.125%, 1/01/42	1/22 at 100.00	A	691,320
	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds,
	Series 1998B:
1,750	0.000%, 5/01/22 – AGM Insured	5/16 at 75.56	AA	1,135,488
2,750	0.000%, 11/01/22 – AGM Insured	5/16 at 73.64	AA	1,735,223
2,750	0.000%, 5/01/23 – AGM Insured	5/16 at 71.71	AA	1,680,305
1,760	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue	7/24 at 100.00	N/R	1,803,208
	Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue
	Bonds, Series 2012A:
2,000	5.000%, 7/01/15	No Opt. Call	Aaa	2,089,680
9,100	5.000%, 7/01/16	No Opt. Call	Aaa	9,923,186
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue
	Bonds, Series 2010A:
1,755	0.000%, 12/01/34	12/20 at 100.00	AA	1,802,894
3,900	5.000%, 12/01/38	12/19 at 100.00	AA	4,124,796
3,180	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA	3,469,889
	Revenue Bonds, Series 2012A, 5.000%, 12/01/31
7,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/23 at 100.00	AA	7,793,870
	Revenue Bonds, Series 2013B-1, 5.250%, 12/01/43
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special
	Revenue Bonds, Series 2014A:
2,650	0.000%, 12/01/37	No Opt. Call	AA	1,932,831
4,000	0.000%, 12/01/44	No Opt. Call	AA	2,902,920
4,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA	4,300,520
	Revenue, Series 2011B, 5.000%, 12/01/41
5,125	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A,	12/18 at 100.00	AA	5,678,603
	5.000%, 12/01/32 – NPFG Insured
2,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AA	2,550,196
	7/15/18 – AGM Insured
3,820	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/22 at 100.00	AA	4,281,380
	Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGC Insured
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
4,225	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Caa1	3,877,959
565	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	AA–	523,083
435	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AA–	435,365
	5.500%, 7/01/19 – NPFG Insured
470	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax	7/17 at 100.00	N/R	477,431
	Increment Bonds, Series 2006A, 5.450%, 7/01/35
72,985	Total Tax Obligation/Limited			72,515,598
	Transportation – 10.7% (7.1% of Total Investments)
3,280	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A	3,488,280
	5.000%, 1/01/40
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port
	District Project, Series 2012:
1,270	5.000%, 1/01/22	No Opt. Call	BBB	1,446,340
2,425	5.000%, 1/01/23	No Opt. Call	BBB	2,753,394
2,310	5.000%, 1/01/24	No Opt. Call	BBB	2,586,576
205	5.000%, 1/01/25	No Opt. Call	BBB	225,596
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley	11/14 at 100.00	A3	2,036,241
	Airport System, Series 2000A, 6.000%, 5/15/30 – NPFG Insured (Alternative Minimum Tax)
3,980	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	4,326,340
	Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured
12,100	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	12,489,014
	0.000%, 12/01/38
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A:
3,820	5.000%, 12/01/22 – AMBAC Insured	6/16 at 100.00	A+	4,062,150
6,700	5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	A+	7,137,309
2,450	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	2,564,685
	2010B-1, 5.000%, 12/01/37
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	2,264,260
	6/01/33 – AGM Insured
9,100	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG	6/15 at 100.00	AA–	9,140,040
	Insured (Alternative Minimum Tax)
1,865	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.250%, 6/15/28	6/20 at 100.00	A+	2,067,595
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	AA–	2,093,520
	5.000%, 12/01/23 – FGIC Insured
2,250	Scranton Parking Authority, Pennsylvania , Guaranteed Revenue Bonds, Series 2007, 5.250%,	6/17 at 100.00	N/R	1,799,190
	6/01/39 – RAAI Insured
2,080	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	No Opt. Call	AA–	1,949,605
	5.000%, 9/15/33 – FGIC Insured
59,870	Total Transportation			62,430,135
	U.S. Guaranteed – 9.7% (6.5% of Total Investments) (5)
565	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	N/R (5)	588,753
	2005, 6.000%, 11/15/16 (ETM)
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
3,910	5.000%, 8/01/23 (Pre-refunded 8/01/16) – AMBAC Insured	8/16 at 100.00	A+ (5)	4,272,848
1,920	5.000%, 8/01/24 (Pre-refunded 8/01/16) – AMBAC Insured	8/16 at 100.00	A+ (5)	2,098,176
6,325	Hazleton Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series	9/14 at 100.00	A1 (5)	6,351,122
	2004, 5.125%, 3/01/28 (Pre-refunded 9/01/14) – AGM Insured
2,750	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A (5)	2,787,015
	Series 2004A, 5.500%, 11/01/24 (Pre-refunded 11/01/14)
170	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	181,529
	1976, 7.625%, 7/01/15 (ETM)
5,060	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16)	10/16 at 100.00	AA (5)	5,572,021
1,500	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18 (Pre-refunded 1/01/16)	1/16 at 100.00	AA (5)	1,601,250
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne
	Charter High School, Series 2006A:
1,550	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (5)	1,718,501
1,650	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (5)	1,834,305
545	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AA– (5)	651,008
	NPFG Insured (ETM)
7,165	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA (5)	8,521,263
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
2,995	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	AA+ (5)	3,504,180
	Revenue Bonds, Presbyterian Medical Center of Philadelphia, Series 1993, 6.650%, 12/01/19 (ETM)
4,150	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/23	7/15 at 100.00	AA (5)	4,334,883
	(Pre-refunded 7/01/15) – AGM Insured
1,970	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (5)	2,360,218
	5.500%, 7/01/19 – NPFG Insured (ETM)
2,370	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	Aa2 (5)	2,405,906
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
1,545	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Montgomery County	5/15 at 100.00	A1 (5)	1,601,315
	Community College, Series 2005, 5.000%, 5/01/18 (Pre-refunded 5/01/15) – AMBAC Insured
2,260	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue	11/15 at 100.00	N/R (5)	2,435,263
	Bonds, Series 1991, 7.100%, 12/01/21 (Pre-refunded 11/15/15) – FGIC Insured
2,040	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	Aaa	2,089,878
	Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)
1,400	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/15 at 100.00	AA (5)	1,473,444
	Series 2005D, 5.000%, 9/01/17 (Pre-refunded 9/01/15) – AGM Insured
51,840	Total U.S. Guaranteed			56,382,878
	Utilities – 6.8% (4.5% of Total Investments)
7,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	7,584,975
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35
	(Mandatory put 4/02/18)
3,580	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	AA–	3,600,979
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
4,000	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A1	4,419,720
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
4,500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua	10/19 at 100.00	AA–	4,806,405
	Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39
1,685	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AA	1,690,864
	5.000%, 9/01/26 – AGM Insured
3,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	No Opt. Call	AA	3,010,590
	2003, 5.375%, 7/01/19 – AGM Insured
12,885	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	BBB+	14,133,684
	AMBAC Insured
37,150	Total Utilities			39,247,217
	Water and Sewer – 11.1% (7.4% of Total Investments)
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2005A:
4,000	5.000%, 12/01/21 – NPFG Insured	12/15 at 100.00	AA–	4,235,400
2,120	5.000%, 12/01/23 – NPFG Insured	12/15 at 100.00	AA–	2,241,306
545	5.000%, 12/01/30 – NPFG Insured	12/15 at 100.00	AA–	570,670
5,205	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AA	5,269,698
	Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured
	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond
	Trust 4015:
1,665	13.395%, 12/01/19 (IF) (4)	No Opt. Call	AA	2,243,737
825	13.382%, 12/01/19 (IF) (4)	No Opt. Call	AA	1,082,549
5,200	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	No Opt. Call	AA	5,211,752
	2004, 5.000%, 7/15/22 – AGM Insured
	Lehigh County Authority, Pennsylvania, Water and Sewer Capital Appreciation Revenue Bonds,
	City of Allentown Concession, Series 2013B:
7,295	0.000%, 12/01/34	No Opt. Call	A	2,704,548
4,420	0.000%, 12/01/35	No Opt. Call	A	1,525,298
12,500	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown	12/23 at 100.00	A	13,529,999
	Concession, Series 2013A, 5.125%, 12/01/47
1,100	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB	1,202,894
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
4,575	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA	4,730,642
	7/01/28 – AGM Insured
6,560	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	7,029,368
2,500	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2013A, 5.125%, 1/01/43	1/22 at 100.00	A1	2,704,700
5,000	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System First Lien Revenue	9/23 at 100.00	A	5,566,600
	Refunding Bonds, Series 2013B, 5.250%, 9/01/40
2,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,	12/14 at 100.00	AA	2,025,558
	12/01/34 – AGM Insured
1,930	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Tender	8/23 at 100.00	A+	2,512,107
	Option Bond Trust 1171, 17.473%, 8/15/37 (IF) (4)
67,440	Total Water and Sewer			64,386,826
$ 842,068	Total Long-Term Investments (cost $824,588,828)			874,884,888
	Floating Rate Obligations – (6.3)%			(36,380,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (37.4)% (6)			(217,500,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (8.3)% (6)			(48,000,000)
	Other Assets Less Liabilities – 1.4%			7,928,566
	Net Assets Applicable to Common Shares – 100%			$ 580,933,454

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$874,884,888	$ —	$874,884,888

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $788,485,248.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 55,374,443
Depreciation	(5,354,833)
Net unrealized appreciation (depreciation) of investments	$ 50,019,610

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation
Value as a percentage of Total Investments are 24.9% and 5.5%, respectively.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Investment Quality Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014